Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AcrruedContribution	$ 461	$ 80
Foreign currency translation description	The balance sheet amounts, with the exception of equity, on December 31, 2021 and 2020, were translated at 6.3559 RMB and 6. 5306 RMB to $1.00, respectively.
Inventories	$ 0	1,312,153
Inventories write off	$ 1,023,802
Business tax rate	3.00%
VAT payable	$ 40,307	95,918
Total expenses	$ 6,174	4,704	$ 16,710
Income tax benefit, percentage	50.00%
Operating lease right-of-use asset	$ 0	67,330	121,777
Operating lease liabilities		67,330	$ 121,777
RMB [Member]
Underpayment of taxes	100,000
Leases [Member]
Operating lease right-of-use asset	0	67,330
Operating lease liabilities	$ 0	$ 67,330